Business Combination - Schedule of Unaudited Pro Forma Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Revenues	$ 736,875	$ 738,211
Net earnings (loss)	$ 41,118	$ (398,799)